Related Party Transactions and Balances (Details) ¥ in Thousands, $ in Thousands		9 Months Ended
		Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transactions
Purchases of goods and services		¥ 150,298	¥ 56,494
Transfer of long-term investments	[1]	275,000
Sales of goods and services		13,082	11,078
Investment income and interest income		67,162	¥ 3,109
Amount due from related parties		1,728,527		$ 242,992	¥ 2,041,316
Amount due to related parties		94,661		$ 13,307	216,434
Capital Contribution [Member]
Related Party Transactions
Capital contribution/Loans to an entity ("Entity")		¥ 1,530,500
Loans To An Entity [Member]
Related Party Transactions
Related party transaction interest rate		3.30%
Capital contribution/Loans to an entity ("Entity")		¥ 1,254,800
Due from an investment fund
Related Party Transactions
Amount due from related parties		176,188			48,135
Due from an entity ("Entity")
Related Party Transactions
Amount due from related parties	[2]	1,299,473			1,709,689
Due from other investees
Related Party Transactions
Amount due from related parties		¥ 252,866			¥ 283,492

[1]	In September 2022, the Company transferred several equity investments of the Group to an investment fund, of which the Company is as a limited partner. Pro forma results of operations for the disposed investments have not been presented because they were not material to the unaudited interim condensed consolidated statements of operations and comprehensive loss for the nine months ended September 30, 2021 and 2022, either individually or in aggregate.
[2]	The Company established the Entity with an independent third party and two entities controlled by Mr. Rui Chen and Ms. Ni Li, respectively, to acquire the land use rights for a parcel of land in Shanghai for future construction. The Company made capital contribution of RMB1,530.5 million and provided interest-bearing guaranteed loans of RMB 1,254.8 million to the Entity for its operation. The balance as of September 30, 2022 represents interest-bearing loans and interest expenses related to the Entity, which are non-trade in nature. The annual interest rates of the loans were 3.3%.